Cash Flow Disclosures - Summary of Most Significant Non-Cash Transaction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non Cash Transaction [Line Items]
Right-of-use asset recognition with an increase in Lease liabilities	$ (3,915)	$ (188)	$ (370)